Nature of the Business and Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($) m²	Sep. 30, 2015 USD ($) IndependentDirector $ / shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) decimal	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May. 31, 2011
Nature of the Business and Summary of Significant Accounting Policies [Abstract]
Ownership percentage owned by Omagine and JOL		60.00%					100.00%
Number of wholly owned subsidiaries dissolved whose businesses were discontinued		2		2
Aggregate stock-based compensation expense		$ 3,114,190	$ 538,368	$ 3,486,856	$ 1,445,744
Amount in Oman bank account not covered by FDIC insurance		6,500		11,200	7,800
Loan from bank		25,000,000
Inventory held for sale		490,813,363
Investment in real estate		227,800,637
Increase in non-controlling interests		287,263,819		(79,621)	(25,952)
Stockholders' equity		717,040,501		$ (479,188)	$ (1,531,661)	$ (847,473)
Increase in stockholders' equity	$ 431,168,400
Non-cash consideration received by LLC as Land Rights		$ 718,614,000
Basic earnings (loss) per share | $ / shares		$ 0.001
Area of beachfront land | m²	1,000,000